Operating profit/(loss) (Details Narrative) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Operating Profitloss
Continuing operations, revenue	$ 100
Gross profit (loss)		(16)	$ 43	$ (4,089)	$ (1,210)
Operating loss	2,571	4,319	8,519	11,740	14,904
Net loss	$ 6,164	7,532	$ 45,819	$ 20,065	$ 22,518
Gross loss		$ 20